MATERIALS AND SUPPLIES - Narratives (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
MATERIALS AND SUPPLIES [abstract]
Cost of materials and supplies consumed, recognized as operating expenses	¥ 1,736,886,000	¥ 1,658,327,000
Provision for writing down materials and supplies to net realisable values	17,640,000	37,820,000
Additional provisions, materials and supplies	14,242,000	19,128,000
Reversal of inventory write-downs arising from realization of losses in the disposal of assets	3,449,000	7,767,000
Inventory write-offs arising from realization of losses in the disposal of assets	¥ 30,973,000	¥ 2,007,000